SCHEDULE OF CONDENSED BALANCE SHEETS (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019
Current Assets
Total current assets	$ 44,415,102	$ 29,354,290
Non-current Assets
Deferred offering costs		3,405,526
Total non-current assets	268,151,264	284,485,265
Total assets	312,566,366	313,839,555
Total current liabilities	40,334,491	28,778,724
Total liabilities	70,143,014	61,100,450
(Deficit) Equity
Subscription receivable	(3,808)	(3,716)
Accumulated deficit	(128,921,657)	(80,300,893)
Additional paid-in capital	373,890,499
Accumulated other comprehensive loss	(10,522,210)	5,425,370
Total (deficit) equity	239,464,797	(69,803,158)	$ (24,006,204)	$ 8,510,571
Total liabilities, mezzanine equity and (deficit) equity	312,566,366	313,839,555
Class A Redeemable Preferred Stock [Member]
Mezzanine equity:
Total mezzanine equity		114,893,066			$ 15,923,336
Class B Redeemable Preferred Stock [Member]
Mezzanine equity:
Total mezzanine equity		16,766,736
Class B-1 Redeemable Preferred Stock [Member]
Mezzanine equity:
Total mezzanine equity		190,882,461
Parent [Member]
Current Assets
Cash and cash equivalents	2,121,423	1,383,462
Amounts due from subsidiaries	15,431,911	11,043,642
Total current assets	17,553,334	12,427,104
Non-current Assets
Deferred offering costs		2,162,836
Investment in subsidiaries	221,178,395	234,838,675
Total non-current assets	221,178,395	237,001,511
Total assets	238,731,729	249,428,615
Accrued expenses and other liabilities	1,246,591	1,689,455
Total current liabilities	1,246,591	1,689,455
Total liabilities	1,246,591	1,689,455
Mezzanine equity:
Total mezzanine equity	2,958,555	322,542,263
(Deficit) Equity
Ordinary shares value		3,716
Subscription receivable	(3,808)	(3,716)
Accumulated deficit	(128,849,237)	(80,228,473)
Additional paid-in capital	373,890,499
Accumulated other comprehensive loss	(10,522,210)	5,425,370
Total (deficit) equity	234,526,583	(74,803,103)
Total liabilities, mezzanine equity and (deficit) equity	238,731,729	249,428,615
Parent [Member] | Class A Redeemable Preferred Stock [Member]
Mezzanine equity:
Redeemable preferred shares		114,893,066
Parent [Member] | Class B Redeemable Preferred Stock [Member]
Mezzanine equity:
Redeemable preferred shares		16,766,736
Parent [Member] | Class B-1 Redeemable Preferred Stock [Member]
Mezzanine equity:
Redeemable preferred shares		190,882,461
Parent [Member] | Common Class A [Member]
(Deficit) Equity
Ordinary shares value	7,539
Parent [Member] | Common Class B [Member]
(Deficit) Equity
Ordinary shares value	$ 3,800